Acquisitions and Business Combinations	12 Months Ended
Jun. 30, 2021
Disclosure of detailed information about business combination [abstract]
Acquisitions and Business Combinations	ACQUISITIONS AND BUSINESS COMBINATIONS
Acquisition of Anglogold Ashanti's remaining South African operations
On 12 February 2020, Harmony announced that it had reached an agreement with AGA to purchase the Mponeng operations and related assets. Harmony's primary goal with the acquisition is to improve the group's overall recovered grade and increase cash flow margins. The transaction includes the following assets and liabilities:
•The Mponeng, Tau Tona and Savuka mines and associated rock-dump and tailings storage facility reclamation sites, mine rehabilitation and closure activities located in the West Wits region and their associated assets and liabilities;
•Certain rock-dump reclamation, mine rehabilitation and closure activities located in the Vaal River region and their associated assets and liabilities (the VR Remaining assets);
•100% of the share capital of First Uranium (Pty) Limited which owns Mine Waste Solutions (Pty) Limited and Chemwes (Pty) Limited as well as associated tailings assets and liabilities (the FUSA Group); and
•100% of the share capital of Covalent Water Company (Pty) Limited (CWC), AGA Security Services (Pty) Limited and Masakhisane Investments (Pty) Limited.

The last condition precedent for the acquisition was fulfilled during September 2020, resulting in an acquisition date of 1 October 2020.

Cash generating units identified
Based on management's assessment the transaction meets the definition of a business combination as defined by IFRS 3. The following cash generating units (CGUs) were identified in the acquisition:
•the Mponeng business, consisting of the Mponeng, Tau Tona and Savuka mines, forming a single complex, and their associated assets and liabilities, including CWC;
•the West Wits closure business, consisting of the Savuka plant and associated rock-dump and tailings storage facility reclamation sites, mine rehabilitation and closure activities located in the West Wits region and the associated assets and liabilities;
•Mine Waste Solutions;
•the Vaal River closure business, consisting of certain rock-dump reclamation, mine rehabilitation and closure activities located in the Vaal River region and their associated assets and liabilities.

Consideration transferred
Consideration for the transaction amounted to a cash payment of R3.4 billion (US$200 million), paid on 30 September 2020, and contingent consideration subject to the following criteria:
•US$260 per ounce payable on all underground production from the Mponeng, Savuka and Tau Tona mines in excess of 250 000 ounces per year for six years commencing 1 January 2021; and
•US$20 per ounce payable on underground production from the Mponeng, Savuka and Tau Tona mines sourced from levels developed in the future below the current infrastructure.

As at 1 October 2020, the contingent consideration was valued at R544 million by using the discounted cash flows valuation method, discounted at a post-tax real rate of 10.6%. The fair value calculated for the contingent consideration is level 3 in the fair value hierarchy due to the use of unobservable inputs. The contingent consideration attributable to the below infrastructure ounces of gold was valued at Rnil at 1 October 2020. Refer to note 29 for subsequent measurement disclosure.

The amount disclosed in the cash flow statement for cash paid for the acquisition of the Mponeng operation and related assets is determined as follows:

SA Rand
Figures in million	Total
Cash consideration paid	3 366
Cash acquired	(3)
Net cash paid on 30 September 2020	3 363

Acquisition and integration costs
The total of R124 million for acquisition costs for the year ended 30 June 2021 relates to various costs directly attributable to the acquisition process. These costs include attorney and advisory fees. There have also been costs incurred for the integration of the acquired assets into Harmony's existing structures and systems. These costs include project management and consultancy fees and software licensing costs required to interface with the Harmony systems. These costs amounted to R205 million (2020: R4 million) for the year ended 30 June 2021 and have been included in Corporate, administration and other expenditure.

Identifiable assets acquired and liabilities assumed

Critical accounting estimates and judgements
Key assumptions for the valuation of the respective CGUs are the gold prices, marketable discount rates, exchange rates and life-of-mine plans. Due to the volatility associated with the potential upside driven by the higher gold prices in the short to medium term, management opted to adopt conservative gold price assumptions in order to accommodate for this, which is still in line with a market participant's view. Management has considered the impact of the Covid-19 pandemic on the valuations performed and made adjustments to the production and cost estimates for the respective CGUs.
14     ACQUISITIONS AND BUSINESS COMBINATIONS continued
Acquisition of Anglogold Ashanti's remaining South African operations continued
Identifiable assets acquired and liabilities assumed continued

Critical accounting estimates and judgements continued
The fair value of the identifiable net assets acquired was determined on the expected discounted cash flows based on the life-of-mine plans of the Mponeng business (Mponeng), West Wits closure business (WW), Mine Waste Solutions (MWS) and the Vaal River closure business (VR). The post-tax real discount rates used ranged from 8.5% to 11.6%, real exchange rates ranged between R14.41/US$1 and R16.75/US$1 while real gold prices ranged between US$1 308/oz and US$1 784/oz over the valuation period. The valuation was performed as at 1 October 2020.

As part of determining the fair value of the provision for environmental rehabilitation the pre-tax risk-free rates used for discounting ranged between 5.1% and 11.5% while inflation of 5.0% was used for cost escalation.

The fair value of the unfavourable contract liability which forms part of the streaming arrangement with Franco-Nevada was measured at the difference between a market analyst consensus of gold prices and the fixed cash consideration to be received for gold delivered. A post-tax real rate of 11.6% was used to discount the liability over the expected period of delivery to settle the contract.

The deferred tax rates used to calculate deferred tax is based on the current estimate of future profitability when temporary differences will reverse based on tax rates and tax laws that have been enacted at acquisition date. The calculated deferred tax rates as at 1 October 2020 were 15.0% for Mponeng and WW, 20.8% for VR and 18.4% for MWS.

Fair value determination of acquired operations
For the period ended 31 December 2020, the fair value exercise was prepared on a provisional basis in accordance with IFRS 3. During the measurement period, being the 12 months permitted in terms of IFRS 3 for the completion of the fair value exercise, Harmony received new information relating to the expected production profiles of Mponeng and MWS, operating costs of the acquired operations, closure costs for environmental rehabilitation, trade and other receivables and trade and other payables that existed at acquisition date. There were changes to the life-of-mine plans which impacted the discounted cash flows used in the valuations of the CGUs.The change in the production profile of Mponeng impacted the valuation of the contingent consideration liability as at 1 October 2020. Other than changes to the expected production profiles, operating and rehabilitation closure costs, no other key valuation assumptions were revised.

Management considers the revised purchase price allocation to be final and the accounting for the acquisition to be concluded as at 30 June 2021. The final amounts for the identifiable assets acquired and liabilities assumed have been included below.

The fair values as at the acquisition date are as follows:

	SA Rand
	2021
Figures in million	Provisional fair value	Measurement period adjustment	Final fair value
Non-current assets
Property, plant and equipment	6 547	(523)	6 024
Restricted cash and investments	1 268	—	1 268
Deferred tax assets	103	119	222
Current assets
Inventories	454	—	454
Trade and other receivables[1]	59	(12)	47
Cash and cash equivalents	3	—	3
Non-current liabilities
Deferred tax liabilities	(251)	84	(167)
Provision for environmental rehabilitation	(1 442)	(414)	(1 856)
Other non-current liabilities	(41)	—	(41)
Streaming contract liability	(938)	—	(938)
Current liabilities
Trade and other payables	(535)	211	(324)
Streaming contract liability	(479)	—	(479)
Fair value of net identifiable assets acquired at 1 October 2020	4 748	(535)	4 213
[1] The gross contractual amounts receivable is equal to the fair value of the receivables at acquisition date
14     ACQUISITIONS AND BUSINESS COMBINATIONS continued
Acquisition of Anglogold Ashanti's remaining South African operations continued
Fair value determination of acquired operations continued
Groundwater pollution liability
During an assessment of the environmental liabilities associated with the acquisition, a risk related to the potential decant and pollution of groundwater from the tailings storage facilities was identified. Harmony has done an initial assessment and plans on using physo-remediation to assist in mitigating the risk.

A contingent liability acquired in a business combination is recognised in the acquisition accounting if it is a present obligation and its fair value can be measured reliably. Based on Harmony's assessment, a liability of R230 million has been raised as part of the provision for environmental rehabilitation assumed in the business combination.

Performance of acquired operations
For the nine months ended 30 June 2021, the operations acquired contributed revenue of R7 920 million and profit of R1 641 million. Should the acquisition have occurred on 1 July 2020, the group’s pro forma consolidated revenue would have been R44 718 million and pro forma consolidated profit would have been R6 087 million.

Adjustments made to pro forma information
For the nine months, October 2020 to June 2021, the revenue and production cost figures as per the segmental operating results were used, with adjustments made to determine the profit/(loss) after tax of the acquired operations. These adjustments were:
•Non-cash consideration recognised from the streaming arrangement;
•Depreciation expensed;
•Costs incurred directly attributable to the acquisition;
•Investment income recognised from restricted investments;
•Finance costs recognised for provisions for environmental rehabilitation;
•Change in estimate of provision for environmental rehabilitation recognised in the income statement; and
•Finance costs recognised for significant financing components of the streaming arrangement.

For the three months of July to September 2020 (Q1), the segment operational results of AGA was used. Adjustments made to pro forma information to determine profit/(loss) were as follows:
•Depreciation expensed for Q1 was estimated to be the same as Q2, based on the fair values determined as at 1 October 2020. AGA did not recognise depreciation for Q1 in line with IFRS 5, Non-Current Assets Held For Sale.
•Non-cash consideration from the streaming arrangement, finance costs for provisions for environmental rehabilitation and the streaming arrangement for Q1 were based on the fair values determined as at 1 October 2020, using Harmony's accounting policies.

Gain on bargain purchase
Gain on bargain purchase has been recognised as follows:

	SA Rand
	2021
Figures in million	Provisional fair value	Measurement period adjustment	Final fair value
Consideration paid
– Cash consideration	3 366	—	3 366
– Contingent consideration	229	315	544
Fair value of net identifiable assets acquired	(4 748)	535	(4 213)
Gain on bargain purchase	(1 153)	850	(303)

The gain on bargain purchase realised can be attributed to the higher gold prices and R/$ exchange rate assumptions that were used in the business valuations performed as at 1 October 2020 when compared to the assumptions used when the transaction was negotiated. The gold price and exchange rate assumptions were impacted by the market uncertainty surrounding the Covid-19 pandemic, which has had a significant impact on the short- and medium-term assumptions that were included in the valuations.

Gain on bargain purchase has been included as a separate line item in the income statement.